UNITED STATES
					SECURITIES AND EXCHANGE COMMSSION
					WASHINGTON, D.C. 20549

					FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  December 31, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Fortaleza Asset Management, Inc.
Address:		200 W. Adams Street
			Suite 2000
			Chicago, IL 60606

13F File Number:	28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				Diana Gonzales
Title:			Corporate Secretary
Phone:			312-621-6111
Signature, Place, and Date of Signing:

	Diana Gonzales		Chicago, Illinois		February 11, 1999

Report Type (Check only one.):

[ X ] 			13F HOLDINGS REPORT.

[    ]			13F NOTICE

[    ]			13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:			85
0
Form 13F Information Table Value Totals:			$231,983

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip     (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
Abgenix Inc.             Com       00339B107      3312   25000 sh              sole               15300            9700
Adaptive Broadband       Com       00650M104      3018   40900 sh              sole               27500           13400
Advanced Fibre Comm      Com       00754A105      3221   72100 sh              sole               44000           28100
Advent Software          Com       007974108      2767   42950 sh              sole               26400           16550
Affymetrix Inc.          Com       00826T108      3945   23250 sh              sole               13450            9800
Allaire Corporation      Com       016714107      1755   12000 sh              sole                7200            4800
American Eagle Outfitter Com       02553E106      2326   51700 sh              sole               31000           20700
Ann Taylor Stores        Com       036115103      1394   40500 sh              sole               23900           16600
Art Tech Group           Com       04289L107      6188   48300 sh              sole               29400           18900
Asyst Technology         Com       04648X107      4694   71600 sh              sole               42100           29500
BEA Systems              Com       073325102      6979   99800 sh              sole               61000           38800
Bindview Development     Com       090327107      3269   65800 sh              sole               34300           31500
Biovail Corporation      Com       09067K106      3525   37600 sh              sole               21300           16300
Braun's Fashions         Com       105658108      2545  121200 sh              sole               77600           43600
Broadvision              Com       111412102      3758   22100 sh              sole               13350            8750
Celgene Corp.            Com       151020104      2352   33600 sh              sole               21600           12000
Central Newspaper        Com       154647101      2035   51700 sh              sole               31100           20600
Cheesecake Factory       Com       163072101      3398   97100 sh              sole               58400           38700
Chico's Fashions         Com       168615102      4273  113575 sh              sole               68575           45000
Coldwater Creek          Com       193068103      2146  104700 sh              sole               63100           41600
Comdisco, Inc.           Com       200336105       558   15000 sh              sole               15000               0
CommTouch Software       Com       M25596103         9     200 sh              sole                 200               0
Cost Plus World Market   Com       221485105      3180   89272 sh              sole               53522           35750
Covad                    Com       222814204      1929   34500 sh              sole               21000           13500
Cypress Semi             Com       232806109      2340   72300 sh              sole               48500           23800
Cytyc Corporation        Com       232946103      2741   44900 sh              sole               27400           17500
DeVry, Inc.              Com       251893103         3     200 sh              sole                 200               0
Digimarc Corp.           Com       253807101      2500   50000 sh              sole               30200           19800
Digital Insight          Com       25385P106      1116   30700 sh              sole               18600           12100
Digital Lightwave        Com       253855100      5132   80200 sh              sole               48950           31250
Documentum               Com       256159104      3376   56400 sh              sole               32900           23500
Dollar Tree Stores       Com       256747106      2823   58300 sh              sole               30100           28200
Doral Financial          Com       25811P100      1263  102600 sh              sole               55100           47500
Dusa Pharmaceuticals     Com       266898105      2613   91700 sh              sole               58500           33200
ESoft, Inc.              Com       296904105      1463   50250 sh              sole               30750           19500
Eclipsys Corp.           Com       278856109      2618  102200 sh              sole               61500           40700
Fossil Inc.              Com       349882100      2341  101275 sh              sole               64300           36975
Global Industries Ltd.   Com       379336100      2020  234300 sh              sole              144900           89400
Greater Bay Bancorp.     Com       391648102      3352   78200 sh              sole               50700           27500
Healtheon WebMd          Com       422209106      1505   40150 sh              sole               24150           16000
Hispanic Broadcasing Cor CL A      422799106         9     100 sh              sole                 100               0
IDEC Pharmaceuticals Cor Com       449370105       510    5200 sh              sole                3500            1700
ISS Group                Com       450306105      2866   40300 sh              sole               24500           15800
Incyte Pharmaceuticals   Com       45337C102      3540   59000 sh              sole               36000           23000
Integrated Device        Com       458118106      2175   75000 sh              sole               46000           29000
Intervoice-Brite         Com       461142101      4573  196700 sh              sole              120100           76600
JDA Software             Com       46612K108      1776  108500 sh              sole               71500           37000
King Pharmaceuticals     Com       495582108      2363   42150 sh              sole               25150           17000
Kulicke and Soffa Ind.   Com       501242101      3242   76175 sh              sole               46175           30000
LJL Bio Systems          Com       501873103       787  100000 sh              sole               70000           30000
Lam Research             Com       512807108        11     100 sh              sole                 100               0
Legato Systems           Com       524651106      5085   73900 sh              sole               44400           29500
MacroVision              Com       555904101      5764   77900 sh              sole               46900           31000
Macromedia               Com       556100105      2522   34500 sh              sole               20800           13700
Management Network Grp.  Com       561693102         3     100 sh              sole                 100               0
Marine Drilling          Com       568240204      3531  157400 sh              sole               95300           62100
Mercury Interactive Cor  Com       589405109      3907   36200 sh              sole               21600            4600
MiniMed Inc.             Com       60365K108      2534   34600 sh              sole               20800           13800
Nanometrics              Com       630077105      2169  107800 sh              sole               66800           41000
NetPerceptions           Com       64107U101      2868   68300 sh              sole               44500           23800
Novellus Systems         Com       670008101        12     100 sh              sole                 100               0
Open Market Inc.         Com       68370M100      3804   84300 sh              sole               47800           36500
PFSweb, Inc.             Com       717098107      2482   66200 sh              sole               40700           25500
Patterson Dental         Com       703412106      2129   49950 sh              sole               27950           22000
Peregrine Systems        Com       71366Q101      5236   62200 sh              sole               37700           24500
Pharmacopeia, Inc.       Com       71713B104      2368  104700 sh              sole               63800           40900
Photronics               Com       719405102      2141   74800 sh              sole               48000           26800
Pilot Network Services   Com       721596104      1320   55000 sh              sole               32000           23000
Pinnacle Systems         Com       723481107      2042   50200 sh              sole               30700           19500
Power Wave               Com       739363109      4138   70900 sh              sole               44400           26500
QLT Phototherapeutics    Com       746927102      2755   46900 sh              sole               29000           17900
Queens County Bancorp.   Com       748242104      2978  109800 sh              sole               65700           44100
RSA Security Inc.        Com       749719100      4743   61200 sh              sole               36700           24500
Rehabcare                Com       759148109      1681   79150 sh              sole               46650           32500
Sagent Tech.             Com       786693101      1511   50500 sh              sole               30500           20000
Spanish Broadcasting     CL A      846425882      2700   67100 sh              sole               40450           26650
Talbots                  Com       874161102      2435   54575 sh              sole               32875           21700
Veeco Instruments        Com       922417100      3406   72775 sh              sole               43975           28800
Ventana Medical Systems  Com       92276H106      1691   68000 sh              sole               41000           27000
Vertex                   Com       92532F100      2626   75050 sh              sole               45250           29800
VerticalNet Inc.         Com       92532L107      6191   37750 sh              sole               22950           14800
Visual Networks          Com       928444108      1585   20000 sh              sole               10800            9200
Wesley Jessen            Com       951018100      1899   50150 sh              sole               30200           19950
Wind River Systems, Inc. Com       973149107      2937   80200 sh              sole               50000           30200
Zales                    Com       988858106      3843   79450 sh              sole               47250           32200